Earnings per Share - Schedule of Computation of Basic and Diluted Income Attributable to Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator
Net Income	$ 65,215		$ 36,111	$ 36,705
Less: Income attributable to non-controlling interests	20,286		14,329	10,898
Net income attributable to shareholders of Sinovac	44,929		21,782	25,807
Less: Preferred stock dividends	5,128		0	0
Net income attributable to common shareholders of Sinovac	39,801		21,782	25,807
Net income attributable to shareholders of Sinovac for computing diluted net income per share	$ 44,929		$ 21,782	$ 25,807
Denominator
Basic weighted average number of common shares outstanding	94,876,946	71,133,027	64,727,146	57,033,816
Dilutive effect of stock options and preferred shares	14,815,013		250,408	67,375
Diluted weighted average number of common shares outstanding	109,691,959	71,317,227	64,977,554	57,101,191
Earnings per share
Basic net income per share	$ 0.42	$ 0.63	$ 0.34	$ 0.45
Diluted net income per share	$ 0.41	$ 0.63	$ 0.34	$ 0.45